Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 717,000
Previously Paid Amount	0.00
Total Fee Amount	99.02
Total Offset Amount	0.00
Net Fee	99.02
Narrative - Max Aggregate Offering Price	$ 717,000
Final Prospectus	true